CITIGROUP [LOGO]





November 2, 2004


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023
         CIK:  0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), the forms of Prospectus and the Statement of Additional Information for DF Dent Premier Growth Fund, dated November 1, 2004, do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on October 29, 2004, accession number 0001275125-04-000360.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6228.

Sincerely,

/s/ Patrick Keniston

Patrick Keniston
Citigroup Global Transaction Services





        Forum Financial Group, LLC Two Portland Square Portland, ME 04101